401(k) Savings Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
401(k) Savings Plan

Note 18—401(k) Savings Plan

The Company maintains a defined contribution savings plan covering all eligible U.S. employees under Section 401(k) of the Internal Revenue Code. As of April 2012, by approval of the Company’s board of directors, the Company contributes to the plan in an amount equal to 100% of employee contributions up to a maximum of 6% of the employee’s base salary. The Company’s contributions to the plan for the years ending December 31, 2018 and 2019 were $1.5 million and $1.3 million, respectively.